Consolidated Statements Of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Income Statement [Abstract]
NET SALES	$ 457,253	$ 530,348	[1]	$ 523,404	[1]
COST OF SALES	235,081	269,541		272,210
GROSS PROFIT	222,172	260,807		251,194
OPERATING EXPENSES
Research and development	110,305	102,028		102,053
Sales and marketing	25,108	29,279		25,868
General and administrative	17,878	17,633		16,933
Impairment of goodwill and intangible assets	15,970	4,069		10,337
Amortization of intangible assets	766	2,964		2,534
Gain from disposal of noncurrent assets held for sale				(1,880)
Total operating expenses	170,027	155,973		155,845
OPERATING INCOME	52,145	104,834		95,349
NON-OPERATING INCOME (EXPENSES)
Gain from disposal of subsidiary	12,409
Gain from disposal of long-term investments	473
Gain from disposal of short-term investments	48	134		103
Interest income	6,751	6,301		4,268
Foreign exchange gain (loss), net	148	(615)		(157)
Impairment of long-term investments				(120)
Interest expense	(3)	(378)		(423)
Loss on equity-method investment		(473)
Other income (loss), net	103	58		(19)
Total non-operating income	19,929	5,027		3,652
INCOME BEFORE INCOME TAX	72,074	109,861		99,001
INCOME TAX EXPENSE	7,676	11,791		24,046
NET INCOME	$ 64,398	$ 98,070		$ 74,955
EARNINGS PER ORDINARY SHARE:
Basic	$ 0.46	$ 0.68		$ 0.53
Diluted	$ 0.46	$ 0.68		$ 0.52
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING
Basic (Thousands)	140,708	144,123		142,738
Diluted (Thousands)	141,183	144,512		143,606
EARNINGS PER ADS (one ADS equals four ordinary shares):
Basic	$ 1.83	$ 2.72		$ 2.10
Diluted	$ 1.82	$ 2.71		$ 2.09
WEIGHTED AVERAGE ADS OUTSTANDING
Basic (Thousands)	35,177	36,031		35,684
Diluted (Thousands)	35,296	36,128		35,902

[1]	The figure represents the revenue by geographic area based on the bill-to location. Commencing in 2019, revenue derived from Japan was reclassified to others. The above breakdown for 2017 and 2018 has been reclassified on the same basis.